Other current assets	12 Months Ended
Dec. 31, 2020
Other Current Assets [Abstract]
Other Current Assets
Note 12 - Other current assets
Other current assets are comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Client rechargeable	4.2	5.6
VAT and other tax receivables	3.7	12.2
Deferred financing fee	1.5	2.4
Right-of-use lease asset	0.3	0.5
Other receivables	6.7	6.2
Total other current assets	16.4	26.9